Income Taxes - Schedule of Company’s Statutory Federal Income Tax Rate and Effective Tax Rates (Details) - BOLT THREADS, INC. [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company’s Statutory Federal Income Tax Rate and Effective Tax Rates [Line Items]
Statutory federal tax rate	21.00%	21.00%
Increase (decrease) resulting from:
State taxes	6.79%	7.01%
Other items	1.25%	(0.21%)
Valuation allowance	(29.04%)	(27.80%)
Effective tax rate	0.00%	0.00%